Lease Obligation Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of lease obligation payable
Year ending December 31
2021	$21,548
2022	10,774
Total minimum lease payments	32,372
Less: Amount representing interest	(1,559)
Present value of minimum lease payments	$30,763

2021	$43,096
2022	10,774
Total minimum lease payments	53,870
Less: Amount representing interest	(4,076)
Present value of minimum lease payments	$49,794